UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A (Amendment No. 1)

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	November 1, 2017 to November 30, 2017

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01, 333-181466
Central Index Key Number of issuing entity:	0001290098

Synchrony Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130030, 333-169151, 333-144945, 333-181466-01
Central Index Key Number of depositor:	0001226006

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)
Central Index Key Number of Sponsor: 0001602566

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (Synchrony Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Financial
777 Long Ridge Rd, Building S, 3rd Floor
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2012-2, Class A	|__|	|__|	|_X_|	___________
Series 2012-7, Class A	|__|	|__|	|_X_|	___________
Series 2012-7, Class B	|__|	|__|	|_X_|	___________
Series 2013-1, Class A	|__|	|__|	|_X_|	___________
Series 2013-1, Class B	|__|	|__|	|_X_|	___________
Series 2015-1, Class A	|__|	|__|	|_X_|	___________
Series 2015-1, Class B	|__|	|__|	|_X_|	___________
Series 2015-2, Class A	|__|	|__|	|_X_|	___________
Series 2015-3, Class A	|__|	|__|	|_X_|	___________
Series 2015-3, Class B	|__|	|__|	|_X_|	___________
Series 2015-4, Class A	|__|	|__|	|_X_|	___________
Series 2015-4, Class B	|__|	|__|	|_X_|	___________
Series 2016-1, Class A	|__|	|__|	|_X_|	___________
Series 2016-1, Class B	|__|	|__|	|_X_|	___________
Series 2016-2, Class A	|__|	|__|	|_X_|	___________
Series 2016-2, Class B	|__|	|__|	|_X_|	___________
Series 2016-3, Class A	|__|	|__|	|_X_|	___________
Series 2016-3, Class B	|__|	|__|	|_X_|	___________
Series 2017-1, Class A	|__|	|__|	|_X_|	___________
Series 2017-1, Class B	|__|	|__|	|_X_|	___________
Series 2017-1, Class C	|__|	|__|	|_X_|	___________
Series 2017-2, Class A	|__|	|__|	|_X_|	___________
Series 2017-2, Class B	|__|	|__|	|_X_|	___________
Series 2017-2, Class C	|__|	|__|	|_X_|	___________

EXPLANATORY NOTE

The purpose of this Amendment No. 1 to the Form 10-D for the monthly distribution period November 1, 2017 to November 30, 2017, as filed with the Securities and Exchange Commission on December 15, 2017 (the “Original Form 10-D”), is to include the information set forth below in Item 1.  No other changes have been made to the Original Form 10-D other than the change described in the preceding sentence.  This Amendment No. 1 does not reflect subsequent events occurring after the filing date of the Original Form 10-D.

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in the following tables and by reference to Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, 99.11 and 99.12 of the Original Form 10-D.

A.	Composition of Trust Portfolio

The following tables summarize the trust portfolio by various criteria as of November 30, 2017 for each of the retailers included in the trust portfolio, except for the “Composition by FICO® Credit Score Range” table, which summarizes the trust portfolio as of November 30, 2017 by FICO® credit score as most recently refreshed.

Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding.

For purposes of the tables in this section:

• Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the trust portfolio in the period indicated.

• Accounts is the number of accounts included in the trust portfolio as of the date or in the period indicated.

Composition by Retailer

Retailer	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Lowe’s	$2,371,965,723	19.6%	1,797,761	12.3%
JCPenney	2,292,808,673	18.9%	3,914,861	26.8%
Sam's Club Dual Card	1,580,888,360	13.0%	1,241,079	8.5%
Walmart(1)	1,463,409,241	12.1%	1,145,128	7.8%
GAP Family Dual Card(2)	1,306,514,428	10.8%	1,224,849	8.4%
Sam's Club(1)	1,291,767,744	10.7%	1,718,165	11.8%
Belk	760,676,476	6.3%	1,354,338	9.3%
GAP(3)	463,020,668	3.8%	1,172,763	8.0%
Chevron	220,540,348	1.8%	785,138	5.4%
JCPenney Dual Card	108,470,705	0.9%	77,497	0.5%
Other	258,859,482	2.1%	180,085	1.2%
Total	$12,118,921,849	100.0%	14,611,664	100.0%

(1) Sam’s Club and Wal-Mart are affiliated retailers. Sam’s Club cards may also be used at Wal-Mart locations, and Wal-Mart cards may be used at Sam’s Club locations if the cardholder belongs to the club. Figures shown here are based on which retailer is identified on the card, not where the purchase was made.

(2) Figures presented for Gap Family Dual Card include Old Navy Dual Card, Gap Dual Card and Banana Republic Dual Card, which are affiliated retailers. Each of these retailers’ cards may be used at the locations of the other two.

(3) Figures presented for Gap include Old Navy, Gap and Banana Republic, which are affiliated retailers. Each of these retailers’ cards may be used at the locations of the other two.

Composition by Account Balance

Account Balance Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Credit Balance	$(12,377,992)	-0.1%	207,090	1.4%
No Balance	-	0.0%	5,091,506	34.8%
$0.01-$500.00	781,118,833	6.4%	4,815,819	33.0%
$500.01-$1,000.00	840,354,871	6.9%	1,160,085	7.9%
$1,000.01-$2,000.00	1,809,659,402	14.9%	1,244,664	8.5%
$2,000.01-$3,000.00	1,817,578,371	15.0%	738,138	5.1%
$3,000.01-$4,000.00	1,621,779,225	13.4%	467,710	3.2%
$4,000.01-$5,000.00	1,528,230,728	12.6%	339,860	2.3%
$5,000.01-$6,000.00	1,228,773,958	10.1%	224,411	1.5%
$6,000.01-$7,000.00	829,571,453	6.8%	128,371	0.9%
$7,000.01-$8,000.00	621,271,954	5.1%	83,218	0.6%
$8,000.01-$9,000.00	445,466,112	3.7%	52,610	0.4%
$9,000.01-$10,000.00	344,703,391	2.8%	36,364	0.2%
$10,000.01-$15,000.00	221,659,985	1.8%	19,681	0.1%
$15,000.01-$20,000.00	25,787,899	0.2%	1,545	0.0%
$20,000.01 or more	15,343,658	0.1%	592	0.0%
Total	$12,118,921,849	100.0%	14,611,664	100.0%

Composition by Credit Limit Range

Credit Limit Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
$0.01-$500.00	$72,437,105	0.6%	681,073	4.7%
$500.01-$1,000.00	185,518,140	1.5%	783,244	5.4%
$1,000.01-$2,000.00	750,192,134	6.2%	2,918,622	20.0%
$2,000.01-$3,000.00	1,073,290,891	8.9%	2,484,427	17.0%
$3,000.01-$4,000.00	1,099,180,407	9.1%	1,550,151	10.6%
$4,000.01-$5,000.00	1,492,610,671	12.3%	1,452,878	9.9%
$5,000.01-$6,000.00	1,614,645,299	13.3%	1,219,270	8.3%
$6,000.01-$7,000.00	1,118,600,856	9.2%	751,039	5.1%
$7,000.01-$8,000.00	1,203,468,989	9.9%	802,113	5.5%
$8,000.01-$9,000.00	818,841,590	6.8%	446,459	3.1%
$9,000.01-$10,000.00	1,851,212,072	15.3%	1,098,239	7.5%
$10,000.01 or more	838,923,697	6.9%	424,149	2.9%
Total	$12,118,921,849	100.0%	14,611,664	100.0%

Composition by Account Age Range

Account Age Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Up to 6 Months	$-	0.0%	-	0.0%
6 Months to 12 Months	-	0.0%	-	0.0%
Over 12 Months to 24 Months	-	0.0%	-	0.0%
Over 24 Months to 36 Months	-	0.0%	-	0.0%
Over 36 Months to 48 Months	-	0.0%	-	0.0%
Over 48 Months to 60 Months	12,410,933	0.1%	16,643	0.1%
Over 60 Months to 72 Months	830,591,341	6.9%	901,050	6.2%
Over 72 Months to 84 Months	948,486,805	7.8%	1,026,660	7.0%
Over 84 Months to 96 Months	982,301,435	8.1%	1,020,164	7.0%
Over 96 Months to 108 Months	934,380,252	7.7%	997,830	6.8%
Over 108 Months to 120 Months	1,123,409,009	9.3%	1,064,135	7.3%
Over 120 Months	7,287,342,074	60.1%	9,585,182	65.6%
Total	$12,118,921,849	100.0%	14,611,664	100.0%

Composition by Billing Address

Billing Address	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Texas	$1,173,315,662	9.7%	1,290,514	8.8%
California	895,213,336	7.4%	1,341,960	9.2%
Florida	763,309,177	6.3%	939,792	6.4%
North Carolina	686,193,468	5.7%	816,292	5.6%
New York	578,736,374	4.8%	739,075	5.1%
Other	8,022,153,832	66.2%	9,484,031	64.9%
Total	$12,118,921,849	100.0%	14,611,664	100.0%

Composition by Delinquency Status

Delinquency Status	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Current, Credit and Zero Balance	$11,394,106,972	94.0%	14,241,721	97.5%
1 – 29 Days	350,672,342	2.9%	221,465	1.5%
30 – 59 Days	109,933,361	0.9%	51,285	0.4%
60 – 89 Days	84,205,578	0.7%	33,944	0.2%
90 – 119 Days	69,164,113	0.6%	25,267	0.2%
120 – 149 Days	60,483,204	0.5%	20,878	0.1%
150 or More Days	50,356,280	0.4%	17,104	0.1%
Total	$12,118,921,849	100.0%	14,611,664	100.0%

Composition by FICO® Credit Score

A FICO® credit score is a measurement derived from a proprietary credit scoring method owned by Fair, Isaac & Company to determine the likelihood that credit users will pay their credit obligations in accordance with the terms of their accounts. Although Fair, Isaac & Company discloses only limited information about the variables it uses to assess credit risk, those variables likely include, but are not limited to, debt level, credit history, payment patterns (including delinquency experience) and level of utilization of available credit.  FICO® credit scores range from 300 to 850, and a borrower with a higher score is statistically expected to be less likely to default in payment than a borrower with a lower score.  FICO® credit scores for any one individual may be determined by up to three independent credit bureaus.  In determining whether to grant credit to a potential account holder, the bank uses a FICO® credit score as reported by one of the three major credit bureaus.  Therefore, certain FICO® credit scores for an individual account holder based upon information collected by other credit bureaus could be different from the FICO® credit score used by the bank.

FICO® credit scores are based on independent, third-party information, the accuracy of which we cannot verify.  FICO® credit scores were not developed specifically for use in connection with credit card accounts, but for consumer credit products in general.  The bank does not use standardized credit scores, such as a FICO® credit score, alone to determine the credit limit or other terms that are approved or applied on an account.  Rather, each application is scored based on the applicant’s credit bureau report using industry and proprietary credit models and bankruptcy scorecards.

FICO® credit scores of an individual may change over time, depending on the conduct of the individual, including the individual’s usage of his or her available credit, and changes in credit score technology used by Fair, Isaac & Company. To the extent available, FICO® credit scores are generally obtained at origination of the account and at least quarterly thereafter.  Because the composition of the accounts designated for the trust may change over time, this table is not necessarily indicative of FICO® credit scores at origination of the accounts or the composition of the accounts in the trust at any specific time thereafter.

The following table reflects receivables as of November 30, 2017, and the composition of accounts by FICO® credit score as most recently refreshed:

Composition by FICO® Credit Score Range

FICO® Credit Score Range(1)	Total Receivables Outstanding	Percentage of Total Receivables Outstanding
Less than or equal to 599	$716,464,157	5.9%
600 to 659	$1,931,625,912	15.9%
660 to 719	$4,638,607,515	38.3%
720 and above	$4,778,702,587	39.4%
No Score	$53,521,677	0.4%
Total	$12,118,921,849	100.0%

(1)       FICO® is a federally registered trademark of Fair, Isaac & Company.

B.	Receivables Performance

The following Cardholder Monthly Payment Rates table sets forth the highest and lowest cardholder monthly payment rates on the credit card accounts in the trust portfolio during any monthly period for the eleven months ended November 30, 2017 in each case calculated as a percentage of the principal receivables outstanding as of the first day of each monthly period during the period indicated. Because the future composition and performance of the trust portfolio will change over time, the table below is not indicative of the composition or performance of the trust portfolio at any subsequent time.

Cardholder Monthly Payment Rates

Eleven Months Ended November 30, 2017
Lowest Month	12.97%
Highest Month	14.48%
Monthly Average	13.91%

The Payment Status table in this section shows the average for all billing cycles in the period indicated of the payments made on the receivables that fall within each of the following categories: (1) less than minimum payment, (2) minimum payment, (3) greater than minimum payment, but less than full payment and (4) full payment or greater than full payment. For any billing cycle, the percentage of payments in each category is calculated by dividing the number of accounts with payments in that category by the total amount of all accounts that were required to make payments on the receivables.

Payment Status

Percentage of Accounts
Eleven Billing Cycles Ended in November 2017
Less than Minimum Payment	8.29%
Minimum Payment	15.43%
Greater than Minimum Payment, Less than Full Payment	38.95%
Full Payment or Greater than Full Payment	37.33%

The following tables set forth the aggregate delinquency and loss experience for cardholder payments on the credit card accounts in the trust portfolio for each of the dates or periods shown. Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding. We cannot assure you that the future delinquency and loss experience for the trust portfolio will be similar to the historical experience set forth below.

Loss Experience
(Dollars in Thousands)

Eleven Months Ended November 30,
2017
Average Principal Receivables Outstanding	$12,168,799
Gross Principal Charge-Offs	$703,041
Gross Principal Charge-Offs as a Percentage of Average Principal Receivables Outstanding (Annualized)	6.30%
Less: Recoveries	$120,294
Net Principal Charge-Offs	$582,747
Net Principal Charge-Offs as a Percentage of Average Principal Receivables Outstanding (Annualized)	5.22%
Gross Charge-Off Accounts	355,562
Average Accounts Outstanding	15,757,012
Gross Charge-Offs as a Percentage of Average Accounts Outstanding (Annualized)	2.46%

Receivables Delinquency Experience
(Dollars in Thousands)

	As of November 30,
	2017
	Receivables	Percentage of Receivables Outstanding
Receivables Outstanding	$12,118,922
Receivables Delinquent:
30-59 Days	109,933	0.91%
60-89 Days	84,206	0.69%
90-119 Days	69,164	0.57%
120-149 Days	60,483	0.50%
150-179 Days	50,352	0.42%
180 or More Days	4	0.00%
Total	$374,143	3.09%

Balance Reductions

The accounts in the trust portfolio may have balance reductions granted for a number of reasons, including merchandise refunds, returns, and fraudulent charges. For the twelve months ended November 30, 2017, the average monthly balance reduction rate for the approved portfolio of accounts attributable to such returns and fraud was 0.88%.

The net revenues collected from finance charges and fees related to accounts in the trust portfolio for each of the periods shown are set forth in the following table. Fees include late fees, pay by phone fees, over limit fees, balance transfer fees, cash advance fees and returned check fees. We cannot assure you that the future revenue experience for the receivables in the trust portfolio will remain similar to the historical experience set forth below.

Revenue Experience
(Dollars in Thousands)

Eleven Months Ended November 30,
2017
Average Principal Receivables Outstanding	$12,168,799
Collected Finance Charges and Fees	$2,802,677
Collected Finance Charges and Fees as a Percentage of Average Principal Receivables Outstanding (Annualized)	25.13%

C.	Compliance with Underwriting Criteria

The information set forth under the headings “Review of Pool Asset Disclosure” and “Compliance with Underwriting Criteria” in the Prospectus, dated as of November 3, 2017 (and filed on November 6, 2017) (the “Prospectus”) has not materially changed. The following information supplements such previously filed information:

•	We have reviewed the credit line decisions made by the Credit Solutions group between January 1, 2016 and November 30, 2017 for credit line decisions relating to the Retail Card platform that were exceptions to the underwriting guidelines disclosed in the Prospectus. Some of these credit line decisions were granted at or under the designated maximum level permitted by the operating procedures, however such accounts were found to deviate from the disclosed underwriting guidelines for the sole reason that they lacked requisite manager pre-approval. The remainder of the exceptions were determined to be exceptions because the credit lines were found to be above the maximum level permitted by the operating procedures for those accounts. The number of all accounts for which exceptions were identified represents less than 0.10% of all accounts for which credit was granted during such time period.

D.	Repurchase of Receivables

No assets securitized by RFS Holding, L.L.C. (the “Securitizer”) and held by Synchrony Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period January 1, 2017 through November 30, 2017. The most recent Form ABS-15G filed by the Securitizer was filed on February 13, 2017. The CIK number of the Securitizer is 0001226006.

PART II - Other Information

This Form 10-D/A incorporates the other information provided in Part II by reference to the Original Form 10-D.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: December 22, 2017	By: /s/ Andrew Lee
Name: Andrew Lee
Title: Vice President